INCOME TAXES (Schedule of Income (loss) from Continuing Operations before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Income Tax Disclosure [Abstract]
Domestic	$ (38,583)	$ (23,563)	$ (53,268)
Foreign	(404)	(40)	1,483
Total pre-tax income	$ (38,987)	$ (23,603)	$ (51,785)